Other Payables and Accrued Liabilities (Details) - Schedule of other payables and accrued liabilities	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of other payables and accrued liabilities [Abstract]
Salary payables	¥ 1,880,897	$ 288,265	¥ 1,931,636
Other payables	60,328	9,246	22,670
Accrued expenses	3,129,399	479,608	326,040
Total other payables and accrued liabilities	¥ 5,070,624	$ 777,119	¥ 2,280,346